Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Cash and cash equivalents	$ 188,510,000	$ 32,712,000	$ 188,510,000	$ 32,712,000	$ 35,531,000	$ 37,435,000
Prepaid expenses and other current assets	6,574,000		6,574,000		2,649,000	2,491,000
Accounts payable	5,196,000		5,196,000		8,654,000	6,818,000
Accrued expenses	22,285,000		22,285,000		7,719,000	4,112,000
Increase in deferred revenue			9,634,000	3,825,000	6,914,000	7,646,000
Increase in deferred revenue, net					6,994,000
Revenue recognized that was included in deferred revenue at the beginning of each period	$ 18,504,000	11,672,000	$ 22,874,000	17,343,000	$ 19,218,000	11,525,000
Amortization period of deferred contract costs	24 months		24 months		24 months
Restricted cash	$ 176,000	88,000	$ 176,000	88,000	$ 88,000	88,000
Capitalized internal-use software asset balance	2,111,000		2,111,000		2,231,000	408,000
Deferred offering costs, IPO	0		0		1,839,000	0
Deferred offering costs, credit facility	473,000		473,000		630,000	0
Money market funds	21,727,000		21,727,000		$ 29,369,000	31,060,000
Share Purchase Option, expiration period					2 years
Advertising expense					$ 17,997,000	25,467,000
Foreign currency exchange loss	57,000	26,000	$ 66,000	296,000	672,000	733,000
Liability for uncertain tax positions					$ 0	0
Number of operating segments | segment			1		1
Credit Facility
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred offering costs, credit facility					$ 754,000
IPO
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred offering costs, IPO					$ 1,716,000
Software development
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Intangible assets amortization period					3 years
Capitalized software development costs	170,000	292,000	$ 441,000	895,000	$ 1,032,000	162,000
Amortization expense associated with capitalized development costs	123,000	$ 75,000	382,000	$ 179,000	305,000	182,000
Capitalized internal-use software asset balance	1,093,000		1,093,000		1,038,000	408,000
Revision of Prior Period, Reclassification, Adjustment
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Cash and cash equivalents						(88,000)
Prepaid expenses and other current assets						88,000
Accounts payable						888,000
Accrued expenses						888,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price						$ 1,437,000
Remaining performance obligation, expected timing of satisfaction						12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price					$ 1,280,000
Remaining performance obligation, expected timing of satisfaction					12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price	$ 1,081,000		$ 1,081,000
Remaining performance obligation, expected timing of satisfaction	12 months		12 months